RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,105,723	1,509,201
Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Notional amount	57,021,642	36,465,423
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	11,681,893	5,225,408
Financial liabilities	$ 8,648	$ 1,165